Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 05, 2018 $ / shares	Mar. 20, 2018 installment $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Feb. 05, 2018 / $
Subsequent Event [Line Items]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share) | $ / shares			$ 0	$ 0	$ 0.24
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, dividends per share, declared (in dollars per share) | $ / shares		$ 0.10
Common stock, dividends, number of payment installments | installment		2
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share) | $ / shares	$ 0.05
Venezuela [Member]
Subsequent Event [Line Items]
Net monetary position			$ (9.7)
Venezuela [Member] | DICOM [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate (in VEF per USD) | / $						25,000
Cash and Cash Equivalents [Member] | Venezuela [Member]
Subsequent Event [Line Items]
Assets, reporting currency denominated			13.0
Assets, Excluding Cash and Cash Equivalents [Member] | Venezuela [Member]
Subsequent Event [Line Items]
Assets, reporting currency denominated			75.2
Property, Plant and Equipment, and Advances to Suppliers [Member] | Venezuela [Member]
Subsequent Event [Line Items]
Assets, reporting currency denominated			$ 33.5